BRAZOS MUTUAL FUNDS

Supplement to the Prospectus dated March 30, 2001
(Class A, B and II Shares)


1. Under the section entitled "Shareholder Account Information -
Sales Charge Reductions and Waivers - Waivers for Certain Investors" on page 15 of the Prospectus, the following sentences are added to the last paragraph:

We will waive the front-end sales charge and the CDSC for Class II shares of the Small Cap Portfolio, Mid Cap
Portfolio and Multi Cap Portfolio purchased in connection with The One Select Portfolio program of Banc One
Securities Corporation ("Banc One"). In conjunction with this program, the Distributor will not pay a commission on the sale of such shares, but will pay Banc One a 1% service fee, commencing immediately and paid monthly.

2. The text under the column heading "Principal Investment
Techniques" under the question "What are the Portfolios' investment goals, strategies and techniques?" with respect to the Small Cap Portfolio on page 2 of the Prospectus should be replaced in its entirety with the following:

active trading in common stocks and securities convertible
 into common stocks that demonstrate the potential for capital appreciation, issued by companies with market capitalizations of (a) $500 million to $2.5 billion or (b) companies represented in the Russell 2000 Index at the time of the Portfolio's investment.

		The third sentence under the heading "Market capitalization" on page 2 of the Prospectus should be replaced in its entirety with the following:

As of July 31, 2001, the company with the largest market capitalization in the Russell 2000 Index had a market capitalization of approximately $1.8 billion; as of February 28, 2001, the company with the largest market capitalization in the lower 50% of the Russell 2000 Index had a market capitalization of approximately $413 million.

		The definition of "Small companies" under the section entitled "More Information About the Portfolios - Glossary - Investment Terminology" on page 24 of the Prospectus should be replaced in its entirety with the following:

Small companies are companies with market capitalizations of (a) $500 million to $2.5 billion or (b) companies represented in the Russell 2000 Index at the time of a Portfolio's investment. As of July 31, 2001, the company with the largest market capitalization in the Russell 2000
Index had a market capitalization of approximately $1.8 billion.


		The first sentence in the definition of "Small market capitalization" under the section "More Information About the Portfolios - Glossary - Risk Terminology" on page 25 of the Prospectus should be replaced in its entirety with the following:

Small market capitalization: Companies with smaller market capitalizations ($500 million to $2.5 billion, or capitalization of companies represented in the Russell 2000
Index at the time of a Portfolio's investment) tend to be at the early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management.

3. The text under the column heading "Principal Investment
Techniques" under the question "What are the Portfolios' investment goals, strategies and techniques?" with respect to the Mid Cap Portfolio on page 2 of the Prospectus should be replaced in its entirety with the following:

active trading in common stocks and securities convertible into common stocks that demonstrate the potential for capital appreciation, issued by companies with market capitalizations of (a) $2.5 billion to $12 billion or (b) companies represented in the S&P MidCap 400 Index at the time of the Portfolio's investment.

The fifth sentence under the heading "Market capitalization" on page 2 of the Prospectus should be replaced in its entirety with the following:

As of July 31, 2001, the company with the largest market capitalization in the S&P MidCap 400 Index had a market capitalization of approximately $10.8 billion.

		The definition of "Mid-Cap companies" under the section entitled "More Information About the Portfolios - Glossary - Investment Terminology" on page 24 of the Prospectus should be replaced in its entirety with the following:

Mid-Cap companies are companies with market capitalizations of (a) $2.5 billion to $12 billion or (b) companies represented in the Standard & Poor's MidCap 400(tm) Index at the time of a Portfolio's investment. The S&P MidCap 400 Index is an unmanaged, capitalization-weighted index that measures the performance of the mid-range of the U.S. stock market. As of July 31, 2001, the company with the largest market capitalization in the S&P MidCap 400
Index had a market capitalization of approximately $10.8 billion.



Dated:	August 20, 2001



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